Expense Example - AMG River Road Long-Short Fund	Feb. 01, 2021 USD ($)
CLASS N SHARES
Expense Example:
Expense Example, with Redemption, 1 Year	$ 287
Expense Example, with Redemption, 3 Years	959
Expense Example, with Redemption, 5 Years	1,659
Expense Example, with Redemption, 10 Years	3,519
CLASS I SHARES
Expense Example:
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,538
Expense Example, with Redemption, 10 Years	3,286
CLASS Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	862
Expense Example, with Redemption, 5 Years	1,499
Expense Example, with Redemption, 10 Years	$ 3,211